Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance measures of Equinix.
PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(7)	AFFO/Share (non-GAAP)(8)	Supplemental Financial Performance Measure: Revenue(9)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2022	$22,282,928	$12,613,714	$8,315,931	$5,927,330	$124.22	$109.93	$704,577	$29.55	$7,263
2021	$23,248,193	$33,570,911	$6,991,224	$10,013,447	$149.41	$133.19	$500,191	$27.11	$6,636
2020	$25,836,268	$33,284,734	$7,522,729	$10,302,386	$117.84	$93.91	$369,777	$24.76	$5,999

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Meyers who served as our chief executive officer and president for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). For additional information, please refer to the section of this Proxy Statement titled “Executive compensation tables and related information — Summary Compensation Table.”

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Meyers, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Meyers’ total compensation as reported in the SCT for each year to determine the compensation actually paid to Mr. Meyers:

Year	SCT Total for CEO	Value of Equity Awards Reported in SCT(a)	Equity Award Adjustments(b)	Compensation Actually Paid to CEO(c)
2022	$22,282,928	$21,145,956	$11,476,742	$12,613,714
2021	$23,248,193	$22,150,441	$32,473,159	$33,570,911
2020	$25,836,268	$24,748,074	$32,196,540	$33,284,734

(a)
The amounts shown in this column reflect the total grant date fair value of equity awards granted to Mr. Meyers for the applicable year reported in the “Stock Awards” column of the SCT.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for any awards granted in the applicable year that are outstanding and unvested as of the end of the year, the year-end fair value of those awards; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the applicable year, the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of those awards; (iii) for any awards that were granted and became vested in the same applicable year, the fair value of those awards as of the vesting date; (iv) for any awards granted in prior years that vested in the applicable year, the amount equal to the change in fair value of those awards as of the vesting date (from the end of the prior fiscal year); (v) for any awards granted in prior years that failed to meet the applicable vesting conditions during the applicable year by being below target shares granted, a deduction for the amount equal to the fair value of those awards as of the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$22,020,915	($7,279,443)	—	($4,036,337)	—	$771,607	$11,476,742
2021	$26,697,460	$5,050,791	—	($178,945)	—	$903,852	$32,473,159
2020	$25,440,598	$4,828,550	$522,848	$780,791	—	$623,754	$32,196,540

(c)
The amount shown for each applicable year is calculated as (i) the amount shown in the “SCT Total for CEO” column, less (ii) the amount shown in the “Value of Equity Awards Reported in SCT” column, plus or minus (iii) the amount shown in the “Equity Awards Adjustments” column.

(3)
The dollar amounts reported in this column represent the average of the amounts of total compensation reported for our named executive officers as a group (excluding Mr. Meyers) (the “Non-CEO Named Executive Officers”) for each corresponding year in the “Total” column of the SCT in each applicable year. The names of each of the Non-CEO Named Executive Officers included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Keith Taylor, Scott Crenshaw, Brandi Galvin Morandi, and Karl Strohmeyer, (ii) for 2021, Keith Taylor, Sara Baack, Mike Campbell, Brandi Galvin Morandi and Karl Strohmeyer, and (iii) for 2020, Keith Taylor, Sara Baack, Brandi Galvin Morandi and Karl Strohmeyer.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-CEO Named Executive Officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the Non-CEO Named Executive Officers as a group based on the SCT for each year to determine the compensation actually paid, using the same methodology described above in footnote 2 but as applied to the Non-CEO Named Executive Officers as a group:

Year	Average SCT Total for Non-CEO Named Executive Officers	Average Value of Equity Awards Reported in SCT	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-CEO Named Executive Officers
2022	$8,315,931	$7,760,856	$5,372,255	$5,927,330
2021	$6,991,224	$6,389,618	$9,411,841	$10,013,447
2020	$7,522,729	$6,911,006	$9,690,663	$10,302,386

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	Year-over- Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	Year-over- Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$7,871,911	($1,672,389)	—	($1,036,970)	—	$209,703	$5,372,255
2021	$7,672,979	$1,598,103	—	($124,870)	—	$265,629	$9,411,841
2020	$7,114,378	$1,997,780	$110,177	$249,549	—	$218,779	$9,690,663
(5)
Total Shareholder Return is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(6)
Peer Group Total Shareholder Return represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: FTSE NAREIT All REITs Index.

(7)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

(8)
Equinix uses Funds from Operations (“FFO”) and Adjusted Funds from Operations (“AFFO”), which are non-GAAP financial measures commonly used in the real estate investment trust (“REIT”) industry. FFO is calculated in accordance with the standards established by the National Association of Real Estate Investment Trusts. FFO represents net income (loss), excluding gain (loss) from the disposition of real estate assets, depreciation and amortization on real estate assets and adjustments for unconsolidated joint ventures and non-controlling interests’ share of these items. In presenting AFFO, we exclude certain items that we believe are not good indicators of our current or future operating performance. AFFO represents FFO excluding depreciation and amortization expense on non-real estate assets, accretion, stock-based compensation, restructuring charges, impairment charges, transaction costs, an installation revenue adjustment, a straight-line rent expense adjustment, a contract cost adjustment, amortization of deferred financing costs and debt discounts and premiums, gain (loss) on debt extinguishment, an income tax expense adjustment, recurring capital expenditures, net income (loss) from discontinued operations, net of tax, and adjustments from FFO to AFFO for unconsolidated joint ventures’ and noncontrolling interests’ share of these items. For additional definitions of non-GAAP terms and a detailed reconciliation between non-GAAP financial results and the corresponding GAAP measures, please refer to pages 62-66 of Equinix’s Annual Report on Form 10-K filed with the SEC on February 17, 2023.

The dollar amounts reported represent the amount of revenue reflected in our audited financial statements for the applicable year.

Company Selected Measure Name	AFFO/Share
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Meyers who served as our chief executive officer and president for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). For additional information, please refer to the section of this Proxy Statement titled “Executive compensation tables and related information — Summary Compensation Table.”
(3)
The dollar amounts reported in this column represent the average of the amounts of total compensation reported for our named executive officers as a group (excluding Mr. Meyers) (the “Non-CEO Named Executive Officers”) for each corresponding year in the “Total” column of the SCT in each applicable year. The names of each of the Non-CEO Named Executive Officers included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Keith Taylor, Scott Crenshaw, Brandi Galvin Morandi, and Karl Strohmeyer, (ii) for 2021, Keith Taylor, Sara Baack, Mike Campbell, Brandi Galvin Morandi and Karl Strohmeyer, and (iii) for 2020, Keith Taylor, Sara Baack, Brandi Galvin Morandi and Karl Strohmeyer.

Peer Group Issuers, Footnote [Text Block]
(6)
Peer Group Total Shareholder Return represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: FTSE NAREIT All REITs Index.

PEO Total Compensation Amount	$ 22,282,928	$ 23,248,193	$ 25,836,268
PEO Actually Paid Compensation Amount	$ 12,613,714	33,570,911	33,284,734
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Meyers, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Meyers’ total compensation as reported in the SCT for each year to determine the compensation actually paid to Mr. Meyers:

Year	SCT Total for CEO	Value of Equity Awards Reported in SCT(a)	Equity Award Adjustments(b)	Compensation Actually Paid to CEO(c)
2022	$22,282,928	$21,145,956	$11,476,742	$12,613,714
2021	$23,248,193	$22,150,441	$32,473,159	$33,570,911
2020	$25,836,268	$24,748,074	$32,196,540	$33,284,734

(a)
The amounts shown in this column reflect the total grant date fair value of equity awards granted to Mr. Meyers for the applicable year reported in the “Stock Awards” column of the SCT.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for any awards granted in the applicable year that are outstanding and unvested as of the end of the year, the year-end fair value of those awards; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the applicable year, the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of those awards; (iii) for any awards that were granted and became vested in the same applicable year, the fair value of those awards as of the vesting date; (iv) for any awards granted in prior years that vested in the applicable year, the amount equal to the change in fair value of those awards as of the vesting date (from the end of the prior fiscal year); (v) for any awards granted in prior years that failed to meet the applicable vesting conditions during the applicable year by being below target shares granted, a deduction for the amount equal to the fair value of those awards as of the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$22,020,915	($7,279,443)	—	($4,036,337)	—	$771,607	$11,476,742
2021	$26,697,460	$5,050,791	—	($178,945)	—	$903,852	$32,473,159
2020	$25,440,598	$4,828,550	$522,848	$780,791	—	$623,754	$32,196,540

(c)
The amount shown for each applicable year is calculated as (i) the amount shown in the “SCT Total for CEO” column, less (ii) the amount shown in the “Value of Equity Awards Reported in SCT” column, plus or minus (iii) the amount shown in the “Equity Awards Adjustments” column.

Non-PEO NEO Average Total Compensation Amount	$ 8,315,931	6,991,224	7,522,729
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,927,330	10,013,447	10,302,386
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-CEO Named Executive Officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the Non-CEO Named Executive Officers as a group based on the SCT for each year to determine the compensation actually paid, using the same methodology described above in footnote 2 but as applied to the Non-CEO Named Executive Officers as a group:

Year	Average SCT Total for Non-CEO Named Executive Officers	Average Value of Equity Awards Reported in SCT	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-CEO Named Executive Officers
2022	$8,315,931	$7,760,856	$5,372,255	$5,927,330
2021	$6,991,224	$6,389,618	$9,411,841	$10,013,447
2020	$7,522,729	$6,911,006	$9,690,663	$10,302,386

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	Year-over- Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	Year-over- Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$7,871,911	($1,672,389)	—	($1,036,970)	—	$209,703	$5,372,255
2021	$7,672,979	$1,598,103	—	($124,870)	—	$265,629	$9,411,841
2020	$7,114,378	$1,997,780	$110,177	$249,549	—	$218,779	$9,690,663

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid versus TSR As shown in the chart below, the CEO and other named executive officers’ compensation actually paid amounts are generally aligned with our TSR.
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income The chart below shows the relationship between the CEO and other named executive officers’ compensation actually paid and net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid versus Company-Selected Measure (“CSM”)
The chart below compares the CEO and other named executive officers’ compensation actually paid to AFFO/Share (non-GAAP), which is our CSM.

Total Shareholder Return Vs Peer Group [Text Block]
TSR: EQUINIX versus FTSE NAREIT All REITs Index
As shown in the chart below, our 3-year cumulative TSR exceeds the TSR for companies included in our peer group index, primarily due to our stock performance during this period.

Tabular List [Table Text Block]
FINANCIAL PERFORMANCE MEASURES TABULAR LIST
The three items listed below represent the most important metrics we used to determine compensation actually paid for 2022 as further described in “Compensation discussion and analysis” herein:
•
AFFO/Share

•
Revenue

•
Total Shareholder Return

Total Shareholder Return Amount	$ 124.22	149.41	117.84
Peer Group Total Shareholder Return Amount	109.93	133.19	93.91
Net Income (Loss)	$ 704,577,000,000	$ 500,191,000,000	$ 369,777,000,000
Company Selected Measure Amount	29.55	27.11	24.76
PEO Name	Mr. Meyers
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	Supplemental: Compensation Actually Paid versus Revenue The chart below compares the CEO and other named executive officers’ compensation actually paid to our supplemental financial measure, revenue.
Measure Name	AFFO/Share
Non-GAAP Measure Description [Text Block]
(8)
	Equinix uses Funds from Operations (“FFO”) and Adjusted Funds from Operations (“AFFO”), which are non-GAAP financial measures commonly used in the real estate investment trust (“REIT”) industry. FFO is calculated in accordance with the standards established by the National Association of Real Estate Investment Trusts. FFO represents net income (loss), excluding gain (loss) from the disposition of real estate assets, depreciation and amortization on real estate assets and adjustments for unconsolidated joint ventures and non-controlling interests’ share of these items. In presenting AFFO, we exclude certain items that we believe are not good indicators of our current or future operating performance. AFFO represents FFO excluding depreciation and amortization expense on non-real estate assets, accretion, stock-based compensation, restructuring charges, impairment charges, transaction costs, an installation revenue adjustment, a straight-line rent expense adjustment, a contract cost adjustment, amortization of deferred financing costs and debt discounts and premiums, gain (loss) on debt extinguishment, an income tax expense adjustment, recurring capital expenditures, net income (loss) from discontinued operations, net of tax, and adjustments from FFO to AFFO for unconsolidated joint ventures’ and noncontrolling interests’ share of these items. For additional definitions of non-GAAP terms and a detailed reconciliation between non-GAAP financial results and the corresponding GAAP measures, please refer to pages 62-66 of Equinix’s Annual Report on Form 10-K filed with the SEC on February 17, 2023
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	7,263	6,636	5,999
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 21,145,956	$ 22,150,441	$ 24,748,074
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,476,742	32,473,159	32,196,540
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,020,915	26,697,460	25,440,598
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,279,443)	5,050,791	4,828,550
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			522,848
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,036,337)	(178,945)	780,791
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	771,607	903,852	623,754
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,760,856	6,389,618	6,911,006
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,372,255	9,411,841	9,690,663
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,871,911	7,672,979	7,114,378
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,672,389)	1,598,103	1,997,780
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			110,177
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,036,970)	(124,870)	249,549
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 209,703	$ 265,629	$ 218,779